Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Calculation of Income Tax Expense Accrued
The calculation of the income tax expense accrued for the years ended December 31, 2021, 2020 and 2019:

	2021	2020	2019

Current income tax	(1,882)	(1,247)	(1,938)
Deferred income tax	(62,527)	(19,752)	(3,588	) (1)

Subtotal	(64,409)	(20,999)	(5,526)

Income tax – Well abandonment	—	6,410 (4)	(16,239	) (2)
Special tax – Tax revaluation, Law No. 27,430	—	—	(4,604	) (3)

	(64,409)	(14,589)	(26,369)

(1)	Includes (5,175) corresponding to the reversal of tax loss carryforwards related to the dispute relating to cost deduction for hydrocarbon wells abandonment. See Note 16.
(2)
Includes (10,610) corresponding to interest related to the dispute relating to cost deduction for hydrocarbon wells abandonment determined on the date the Company decided to adhere to the payment facility plan. See Note 16.

(3)	Includes (4,562) corresponding to YPF (see Note 35.e.1)) and (42) corresponding to YTEC.
(4)	Corresponds mainly to income of condoned interests as a result of the implementation of the regime of extended moratorium relating to the tax deduction of well abandonment costs. See Note 16.

Summary of Reconciliation between the Charge to Net Income for Income Tax and the One that would Result from Applying the Prevailing Tax Rate on Net Income Before Income Tax Arising from the Consolidated Statements of Comprehensive Income
The reconciliation between the charge to net income for income tax for the years ended December 31, 2021, 2020 and 2019 and the one that would result from applying the prevailing tax rate on net income before income tax arising from the consolidated statements of comprehensive income for each fiscal year is as follows:

	2021		2020	2019

Net income before income tax	63,601		(56,428)	(7,010)
Average tax rate	34.37	% (4)	30.00%	30.00%

Average tax rate applied to net income before income tax	(21,857)		16,928	2,103
Effect of the valuation of property, plant and equipment and intangible assets, net	49,300		(62,218)	(20,189)
Effect of exchange differences and other results associated to the valuation of the currency, net (1)	(49,946)		24,242	22,553
Effect of the valuation of inventories	(10,503)		(11,102)	(11,553)
Income on investments in associates and joint ventures	9,442		3,981	2,390
Effect of tax rate change	(40,743	) (3)	4,286 (2)	1,956 (2)
Dispute relating to cost deduction for hydrocarbon wells abandonment	—		—	(5,175)
Interest related to the payment facility plan for the dispute associated to cost deduction for hydrocarbon wells abandonment.	—		(657)	1,333
Miscellaneous	(102)		3,541	1,056

Income tax	(64,409)		(20,999)	(5,526)

(1)	Includes the effect of tax inflation.
(2)	Corresponds to the remedation of deferred income tax at the current rate. See Notes 2.b.16) and 35.e.1).
(3)	Corresponds to the effect of tax rate change on opening deferred tax balances at the rate prevailing at the time of reversal pursuant to amendment introduced by Law No. 27,630. See Note 35.e.1).
(4)	Corresponds to the projected average tax rate of YPF and its subsidiaries pursuant to amendment introduced by Law No. 27,630. See Nota 35.e.1).
The Group has

classified
1,336
as current income tax payable, which include
513
corresponding to the 12 installments related to the payment facility plan (see Note 16). Also, the Group has classified
3,026
as
non-current
income tax payable, which mainly include
3,009
corresponding to the 71 installments related to mentioned plan.

Summary of Breakdown of Deferred Tax
Breakdown of deferred tax as of December 31, 2021, 2020 and 2019 is as follows:

	2021		2020		2019

Deferred tax assets
Provisions and other non-deductible liabilities	39,028		14,701		5,344
Tax losses carryforward	2,763		82,601		52,443
Miscellaneous	1,637		1,629		937

	43,428		98,931		58,724

Deferred tax liabilities
Property, plant and equipment	(156,554)		(144,900)		(110,704)
Adjustment for tax inflation	(66,056)		(67,107)		(38,177)
Miscellaneous	(4,076)		(3,904)		(5,491)

Total deferred tax liabilities	(226,686)		(215,911)		(154,372)

Total Net deferred tax	(183,258	) (1)	(116,980	) (1)	(95,648	) (1)

(1)
Includes (3,751), (1,957) and (1,523) as of December 31, 2021, 2020 and 2019, respectively, corresponding to adjustment for inflation of the opening deferred liability of subsidiaries with the Peso as functional currency which was charged to other comprehensive income.

Summary of Tax Loss Carryforwards at Statutory Tax Rate
As of December 31, 2021, Group’s tax loss carryforwards at the expected recovery rate were as follows:

Date of generation	Date of expiration	Jurisdiction	Amount
2016	2021	Argentina	—
2017	2022	Argentina	—
2018	2023	Argentina	—
2019	2024	Argentina	575
2020	2025	Argentina	2,188

			2,763